Derivatives Warrant Liabilities - Schedule of Outstanding Series A Warrants (Details) - shares	1 Months Ended	6 Months Ended
	Jan. 31, 2025	Jun. 30, 2025
Schedule of Outstanding Series A Warrants [Line Items]
Balance beginning	4,511,491	4,511,491
Change in fair value		(1,253,042)
Exercise of warrants		(1,834,416)
Balance ending		1,424,033
Series A warrants [Member]
Schedule of Outstanding Series A Warrants [Line Items]
Balance beginning	2,981,818	2,981,818
Exercise of warrants	1,144,357	(1,144,357)
Balance ending		1,837,461